Fair Value of Stock Options Awarded (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Risk-free interest rate	1.38%	2.82%	2.97%
Dividend yield	2.10%	1.90%	1.80%
Volatility factor	37.50%	36.70%	37.30%
Expected term	7 years 3 months 18 days	7 years 2 months 12 days	7 years 2 months 12 days